Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Shelton Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000778206
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2021
Prospectus Date	rr_ProspectusDate	Jan. 01, 2021
Shelton Core Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Shelton Funds

Shelton Core Value Fund

Supplement dated May 19, 2021 to the

Prospectus and Statement of Additional Information, each dated January 1, 2021

Effective May 19, 2021, Shelton Core Value Fund has been renamed Shelton Equity Income Fund, and all references to the Fund in the Prospectus and Statement of Additional Information are hereby changed accordingly.

The Prospectus is revised as follows:

The first paragraph of the Fund’s “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

“Shelton Equity Income Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. This policy may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.”

The second paragraph of the “Investment Objectives and Principal Strategies - Shelton Core Value Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

“Shelton Equity Income Fund seeks a high level of current income by investing primarily in income-producing equity securities. As a secondary objective, the Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. This policy may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton Capital Management, the investment advisor to the Fund, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.”

Please retain this supplement with your Prospectus.